Investment Risks	May 26, 2026
GraniteShares 2x Long AI Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long AI Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long AI Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
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Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 79.50%. During the period observed the Underlying Stock’s highest volatility rate over the observed period was 100.73% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -32.2%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long AI Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
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Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long AI Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long AI Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
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Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long AI Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long AI Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
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Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long AI Daily ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long AI Daily ETF | Management Risk [Member]
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Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long AI Daily ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long AI Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long AI Daily ETF | Swap Risk [Member]
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Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long AI Daily ETF | Options Contracts Risk [Member]
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Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long AI Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
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Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long AI Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long AI Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long AI Daily ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long AI Daily ETF | US Treasury Risk [Member]
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US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long AI Daily ETF | Tax Risk [Member]
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Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short AI Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short AI Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short AI Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 79.50%. During the period observed the Underlying Stock’s highest volatility rate over that period was 100.73% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -32.22%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short AI Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short AI Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short AI Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short AI Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short AI Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short AI Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short AI Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short AI Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short AI Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short AI Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short AI Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short AI Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short AI Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short AI Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short AI Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short AI Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short AI Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long APP Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long APP Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long APP Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 79.10%. During the period observed the Underlying Stock’s highest volatility rate over that period was 93.96% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 1.66%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long APP Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long APP Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long APP Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long APP Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long APP Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long APP Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long APP Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long APP Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long APP Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long APP Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long APP Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long APP Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long APP Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long APP Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long APP Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long APP Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long APP Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short APP Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short APP Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short APP Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 79.10%. During the period observed the Underlying Stock’s highest volatility rate over that period was 93.96% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 1.66%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short APP Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short APP Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short APP Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short APP Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short APP Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short APP Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short APP Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short APP Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short APP Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short APP Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short APP Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short APP Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short APP Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short APP Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short APP Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short APP Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short APP Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long ASTS Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long ASTS Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications equipment industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

GraniteShares 2x Long ASTS Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 112.2%. During the period observed the Underlying Stock’s highest volatility rate over this period was 156.0% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 55.4%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long ASTS Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long ASTS Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long ASTS Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long ASTS Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long ASTS Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long ASTS Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long ASTS Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long ASTS Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long ASTS Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long ASTS Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long ASTS Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long ASTS Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long ASTS Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long ASTS Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long ASTS Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long ASTS Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long ASTS Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short ASTS Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short ASTS Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications equipment industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

GraniteShares 2x Short ASTS Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 112.2%. During the period observed the Underlying Stock’s highest volatility rate over this period was 156.0% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 55.4%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short ASTS Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short ASTS Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short ASTS Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short ASTS Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short ASTS Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short ASTS Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short ASTS Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short ASTS Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short ASTS Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short ASTS Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short ASTS Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short ASTS Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short ASTS Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short ASTS Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short ASTS Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short ASTS Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short ASTS Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long BB Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long BB Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long BB Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 60.3%. During the period observed the Underlying Stock’s highest volatility rate over this period was 68.9% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -8.9%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long BB Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long BB Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long BB Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long BB Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long BB Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long BB Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long BB Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long BB Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long BB Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long BB Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long BB Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long BB Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long BB Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long BB Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long BB Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long BB Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long BB Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short BB Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short BB Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short BB Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 60.3%. During the period observed the Underlying Stock’s highest volatility rate over this period was 68.9% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -8.9%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short BB Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short BB Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short BB Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short BB Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short BB Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short BB Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short BB Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short BB Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short BB Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short BB Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short BB Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short BB Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short BB Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short BB Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short BB Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short BB Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short BB Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long BMNR Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long BMNR Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock holds digital assets, as part of its corporate treasury operations. The market value of digital assets is highly volatile and may be subject to significant price fluctuations, which could materially adversely affect the Underlying Security’s financial condition, results of operations, liquidity, or stock price. In addition, digital assets may be subject to evolving regulatory frameworks, cybersecurity risks, custody risks, accounting treatment risks, and potential impairment charges, any of which could adversely affect the Underlying Stock. The Fund does not invest directly in digital assets.

There is a lack of consensus regarding the regulation of bitcoin and ethereum and their respective markets. As a result of the growth in the size of the bitcoin or ether markets, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets may alter, perhaps to a materially adverse extent, the nature of an investment in a digital asset.

GraniteShares 2x Long BMNR Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 466.2%. During the period observed the Underlying Stock’s highest volatility rate over this period was 735.3% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 15.0%%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long BMNR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long BMNR Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long BMNR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long BMNR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long BMNR Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long BMNR Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long BMNR Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long BMNR Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long BMNR Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long BMNR Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long BMNR Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long BMNR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long BMNR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long BMNR Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long BMNR Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long BMNR Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long BMNR Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long BMNR Daily ETF | Blockchain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain Risk: The Underlying Stock operates as a blockchain-based digital asset platform. Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact blockchain companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on blockchain companies.

GraniteShares 2x Short BMNR Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short BMNR Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock holds digital assets, as part of its corporate treasury operations. The market value of digital assets is highly volatile and may be subject to significant price fluctuations, which could materially adversely affect the Underlying Security’s financial condition, results of operations, liquidity, or stock price. In addition, digital assets may be subject to evolving regulatory frameworks, cybersecurity risks, custody risks, accounting treatment risks, and potential impairment charges, any of which could adversely affect the Underlying Stock. The Fund does not invest directly in digital assets.

There is a lack of consensus regarding the regulation of bitcoin and ethereum and their respective markets. As a result of the growth in the size of the bitcoin or ether markets, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets may alter, perhaps to a materially adverse extent, the nature of an investment in a digital asset.

GraniteShares 2x Short BMNR Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 466.2%. During the period observed the Underlying Stock’s highest volatility rate over this period was 735.3% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 15.0%%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short BMNR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short BMNR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short BMNR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short BMNR Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short BMNR Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short BMNR Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short BMNR Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short BMNR Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short BMNR Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short BMNR Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short BMNR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short BMNR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short BMNR Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short BMNR Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short BMNR Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short BMNR Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short BMNR Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Short BMNR Daily ETF | Blockchain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain Risk: The Underlying Stock operates as a blockchain-based digital asset platform. Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact blockchain companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on blockchain companies.

GraniteShares 2x Long BTDR Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long BTDR Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long BTDR Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the period from July 28, 2021, to April 30, 2026, was 105.8%. During the period observed the Underlying Stock’s highest volatility rate over this period was 150.6% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 2.6%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long BTDR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long BTDR Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long BTDR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long BTDR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long BTDR Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long BTDR Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long BTDR Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long BTDR Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long BTDR Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long BTDR Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long BTDR Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long BTDR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long BTDR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long BTDR Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long BTDR Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long BTDR Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long BTDR Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long BTDR Daily ETF | Blockchain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain Risk: Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many Blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some Blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact Blockchain Companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. Blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Blockchain companies.

GraniteShares 2x Long BTDR Daily ETF | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to risks associated with bitcoin. Investing in bitcoin exposes to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Bitcoin is not presently widely accepted as a medium of exchange, which may be due to a number of common impediments and/or disadvantages to adopting the Bitcoin Network as a payment network, including the slowness of transaction processing and finality, variability of transaction fees, and volatility of the price of bitcoin. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments. The value of bitcoin has been, may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long BTDR Daily ETF | Bitcoin Halving [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Halving. While bitcoin prices have historically increased around halving events (a process designed to control the overall supply and reduce the risk of inflation in bitcoin, which uses a proof-of-work consensus algorithm and results in the mining reward being cut in half) there is no guarantee that the price change will be favorable or would compensate for the reduction in mining rewards. If a corresponding and proportionate increase in the price of Bitcoin does not follow future halving events, the revenue RIOT earns from its bitcoin mining operations would see a decrease, which could have a material adverse effect on RIOT’s results of operations and financial condition.

GraniteShares 2x Long BTDR Daily ETF | Hash Rate and Difficulty [Member]
Prospectus [Line Items]
Risk [Text Block]

Hash Rate and Difficulty. As demand for bitcoin has increased, the global network hash rate (i.e., the aggregate amount of computing power devoted to supporting the bitcoin blockchain at a given time) has increased rapidly, and as greater adoption of bitcoin occurs, it is expected that demand for new bitcoin will likewise increase as more mining companies are drawn into the industry by this increased demand. Further, as a greater number of increasingly powerful miners have been deployed, the network difficulty for bitcoin has consequently also increased. A high difficulty means that more computing power will be required in order to solve a block and earn a new bitcoin reward, which, in turn, makes the bitcoin network more secure by limiting the possibility of one miner or mining pool gaining control of the network. Therefore, as new and existing miners deploy additional hash rate, the global network hash rate will continue to increase, meaning a miner’s share of the global network hash rate (and therefore its chance of earning bitcoin rewards) will decline if it fails to deploy additional hash rate at pace with the industry. If an effort to grow the hash rate, results in the inability to complete planned expansions on schedule and within anticipated cost estimates, deployment of newly purchased miners may be delayed, which could affect its competitiveness and results of operation, which could have a material adverse effect on the Underlying Stock’s financial condition and market price for its securities.

GraniteShares 2x Short BTDR Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short BTDR Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Short BTDR Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the period from July 28, 2021, to April 30, 2026, was 105.8%. During the period observed the Underlying Stock’s highest volatility rate over this period was 150.6% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 2.6%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short BTDR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short BTDR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short BTDR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short BTDR Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short BTDR Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short BTDR Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short BTDR Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short BTDR Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short BTDR Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short BTDR Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short BTDR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short BTDR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short BTDR Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short BTDR Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short BTDR Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short BTDR Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short BTDR Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Short BTDR Daily ETF | Blockchain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain Risk: Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many Blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some Blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact Blockchain Companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. Blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Blockchain companies.

GraniteShares 2x Short BTDR Daily ETF | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to risks associated with bitcoin. Investing in bitcoin exposes to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Bitcoin is not presently widely accepted as a medium of exchange, which may be due to a number of common impediments and/or disadvantages to adopting the Bitcoin Network as a payment network, including the slowness of transaction processing and finality, variability of transaction fees, and volatility of the price of bitcoin. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments. The value of bitcoin has been, may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Short BTDR Daily ETF | Bitcoin Halving [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Halving. While bitcoin prices have historically increased around halving events (a process designed to control the overall supply and reduce the risk of inflation in bitcoin, which uses a proof-of-work consensus algorithm and results in the mining reward being cut in half) there is no guarantee that the price change will be favorable or would compensate for the reduction in mining rewards. If a corresponding and proportionate increase in the price of Bitcoin does not follow future halving events, the revenue RIOT earns from its bitcoin mining operations would see a decrease, which could have a material adverse effect on RIOT’s results of operations and financial condition.

GraniteShares 2x Short BTDR Daily ETF | Hash Rate and Difficulty [Member]
Prospectus [Line Items]
Risk [Text Block]

Hash Rate and Difficulty. As demand for bitcoin has increased, the global network hash rate (i.e., the aggregate amount of computing power devoted to supporting the bitcoin blockchain at a given time) has increased rapidly, and as greater adoption of bitcoin occurs, it is expected that demand for new bitcoin will likewise increase as more mining companies are drawn into the industry by this increased demand. Further, as a greater number of increasingly powerful miners have been deployed, the network difficulty for bitcoin has consequently also increased. A high difficulty means that more computing power will be required in order to solve a block and earn a new bitcoin reward, which, in turn, makes the bitcoin network more secure by limiting the possibility of one miner or mining pool gaining control of the network. Therefore, as new and existing miners deploy additional hash rate, the global network hash rate will continue to increase, meaning a miner’s share of the global network hash rate (and therefore its chance of earning bitcoin rewards) will decline if it fails to deploy additional hash rate at pace with the industry. If an effort to grow the hash rate, results in the inability to complete planned expansions on schedule and within anticipated cost estimates, deployment of newly purchased miners may be delayed, which could affect its competitiveness and results of operation, which could have a material adverse effect on the Underlying Stock’s financial condition and market price for its securities.

GraniteShares 2x Long CRSR Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long CRSR Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its software and expand customer adoption. The Underlying Stock faces intense competition from well-established competitors, many of which offer competing or integrated solutions that could result in platform switch. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. The Underlying Stock is also subject to regulatory risk such as content regulation, data privacy laws, anti-trust scrutiny and intellectual property disputes. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long CRSR Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the5-year period ended April 30, 2026, was 57.9%. During the period observed the Underlying Stock’s highest volatility rate over this period was 71.5% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -27.3%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long CRSR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long CRSR Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long CRSR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long CRSR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long CRSR Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long CRSR Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long CRSR Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long CRSR Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long CRSR Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long CRSR Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long CRSR Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long CRSR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long CRSR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long CRSR Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long CRSR Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long CRSR Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long CRSR Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short CRSR Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short CRSR Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
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Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its software and expand customer adoption. The Underlying Stock faces intense competition from well-established competitors, many of which offer competing or integrated solutions that could result in platform switch. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. The Underlying Stock is also subject to regulatory risk such as content regulation, data privacy laws, anti-trust scrutiny and intellectual property disputes. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short CRSR Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
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Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the5-year period ended April 30, 2026, was 57.9%. During the period observed the Underlying Stock’s highest volatility rate over this period was 71.5% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -27.3%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short CRSR Daily ETF | Correlation Risk [Member]
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Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short CRSR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
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Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short CRSR Daily ETF | Derivatives Risk [Member]
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Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short CRSR Daily ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short CRSR Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
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Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short CRSR Daily ETF | Management Risk [Member]
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Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short CRSR Daily ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short CRSR Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short CRSR Daily ETF | Swap Risk [Member]
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Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short CRSR Daily ETF | Options Contracts Risk [Member]
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Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short CRSR Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short CRSR Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short CRSR Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short CRSR Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
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Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short CRSR Daily ETF | US Treasury Risk [Member]
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US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short CRSR Daily ETF | Tax Risk [Member]
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Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short CRSR Daily ETF | Short Sale Exposure Risk [Member]
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Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long DBX Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long DBX Daily ETF | Underlying Stock Risk [Member]
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Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. The Underlying Stock faces intense competition from large service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long DBX Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
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Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 32.7%. During the period observed the Underlying Stock’s highest volatility rate over this period was 36.2% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -0.8%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long DBX Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long DBX Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long DBX Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long DBX Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long DBX Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long DBX Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long DBX Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long DBX Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long DBX Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long DBX Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long DBX Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long DBX Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long DBX Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long DBX Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long DBX Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long DBX Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long DBX Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short DBX Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short DBX Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. The Underlying Stock faces intense competition from large service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short DBX Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 32.7%. During the period observed the Underlying Stock’s highest volatility rate over this period was 36.2% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -0.8%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short DBX Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short DBX Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short DBX Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short DBX Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short DBX Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short DBX Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short DBX Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short DBX Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short DBX Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short DBX Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short DBX Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short DBX Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short DBX Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short DBX Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short DBX Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short DBX Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short DBX Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long ETN Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long ETN Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. The Underlying Stock’s revenues are highly sensitive to macroeconomics conditions. The Underlying Stock faces intense competition from large and well-established companies, that are better capitalized and operate across multiple product segments. The Underlying Stock faces significant environmental compliance costs. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long ETN Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 29.9%. During the period observed the Underlying Stock’s highest volatility rate over this period was 39.0% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 26.7%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long ETN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long ETN Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long ETN Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long ETN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long ETN Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long ETN Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long ETN Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long ETN Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long ETN Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long ETN Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long ETN Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long ETN Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long ETN Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long ETN Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long ETN Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long ETN Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long ETN Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short ETN Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short ETN Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. The Underlying Stock’s revenues are highly sensitive to macroeconomics conditions. The Underlying Stock faces intense competition from large and well-established companies, that are better capitalized and operate across multiple product segments. The Underlying Stock faces significant environmental compliance costs. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short ETN Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 29.9%. During the period observed the Underlying Stock’s highest volatility rate over this period was 39.0% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 26.7%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short ETN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short ETN Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short ETN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short ETN Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short ETN Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short ETN Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short ETN Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short ETN Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short ETN Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short ETN Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short ETN Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short ETN Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short ETN Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short ETN Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short ETN Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short ETN Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short ETN Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long FIVN Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long FIVN Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long FIVN Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 54.5%%. During the period observed the Underlying Stock’s highest volatility rate over this period was 63.8% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 54.5%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long FIVN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long FIVN Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long FIVN Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long FIVN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long FIVN Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long FIVN Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long FIVN Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long FIVN Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long FIVN Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long FIVN Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long FIVN Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long FIVN Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long FIVN Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long FIVN Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long FIVN Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long FIVN Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long FIVN Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short FIVN Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short FIVN Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short FIVN Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 54.5%%. During the period observed the Underlying Stock’s highest volatility rate over this period was 63.8% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 54.5%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short FIVN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short FIVN Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short FIVN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short FIVN Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short FIVN Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short FIVN Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short FIVN Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short FIVN Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short FIVN Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short FIVN Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short FIVN Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short FIVN Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short FIVN Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short FIVN Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short FIVN Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short FIVN Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short FIVN Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long HUT Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long HUT Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long HUT Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 107.2%. During the period observed the Underlying Stock’s highest volatility rate over this period was 119.1% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 23.1%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long HUT Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long HUT Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long HUT Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long HUT Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long HUT Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long HUT Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long HUT Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long HUT Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long HUT Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long HUT Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long HUT Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long HUT Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long HUT Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long HUT Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long HUT Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long HUT Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long HUT Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long HUT Daily ETF | Blockchain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain Risk: Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many Blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some Blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact Blockchain Companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. Blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Blockchain companies.

GraniteShares 2x Long HUT Daily ETF | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to risks associated with bitcoin. Investing in bitcoin exposes to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Bitcoin is not presently widely accepted as a medium of exchange, which may be due to a number of common impediments and/or disadvantages to adopting the Bitcoin Network as a payment network, including the slowness of transaction processing and finality, variability of transaction fees, and volatility of the price of bitcoin. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments. The value of bitcoin has been, may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long HUT Daily ETF | Bitcoin Halving [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Halving. While bitcoin prices have historically increased around halving events (a process designed to control the overall supply and reduce the risk of inflation in bitcoin, which uses a proof-of-work consensus algorithm and results in the mining reward being cut in half) there is no guarantee that the price change will be favorable or would compensate for the reduction in mining rewards. If a corresponding and proportionate increase in the price of Bitcoin does not follow future halving events, the revenue RIOT earns from its bitcoin mining operations would see a decrease, which could have a material adverse effect on RIOT’s results of operations and financial condition.

GraniteShares 2x Long HUT Daily ETF | Hash Rate and Difficulty [Member]
Prospectus [Line Items]
Risk [Text Block]

Hash Rate and Difficulty. As demand for bitcoin has increased, the global network hash rate (i.e., the aggregate amount of computing power devoted to supporting the bitcoin blockchain at a given time) has increased rapidly, and as greater adoption of bitcoin occurs, it is expected that demand for new bitcoin will likewise increase as more mining companies are drawn into the industry by this increased demand. Further, as a greater number of increasingly powerful miners have been deployed, the network difficulty for bitcoin has consequently also increased. A high difficulty means that more computing power will be required in order to solve a block and earn a new bitcoin reward, which, in turn, makes the bitcoin network more secure by limiting the possibility of one miner or mining pool gaining control of the network. Therefore, as new and existing miners deploy additional hash rate, the global network hash rate will continue to increase, meaning a miner’s share of the global network hash rate (and therefore its chance of earning bitcoin rewards) will decline if it fails to deploy additional hash rate at pace with the industry. If an effort to grow the hash rate, results in the inability to complete planned expansions on schedule and within anticipated cost estimates, deployment of newly purchased miners may be delayed, which could affect its competitiveness and results of operation, which could have a material adverse effect on the Underlying Stock’s financial condition and market price for its securities.

GraniteShares 2x Short HUT Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short HUT Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Short HUT Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 107.2%. During the period observed the Underlying Stock’s highest volatility rate over this period was 119.1% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 23.1%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short HUT Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short HUT Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short HUT Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short HUT Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short HUT Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short HUT Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short HUT Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short HUT Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short HUT Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short HUT Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short HUT Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short HUT Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short HUT Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short HUT Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short HUT Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short HUT Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short HUT Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Short HUT Daily ETF | Blockchain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain Risk: Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many Blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some Blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact Blockchain Companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. Blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Blockchain companies.

GraniteShares 2x Short HUT Daily ETF | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to risks associated with bitcoin. Investing in bitcoin exposes to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Bitcoin is not presently widely accepted as a medium of exchange, which may be due to a number of common impediments and/or disadvantages to adopting the Bitcoin Network as a payment network, including the slowness of transaction processing and finality, variability of transaction fees, and volatility of the price of bitcoin. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments. The value of bitcoin has been, may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Short HUT Daily ETF | Bitcoin Halving [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Halving. While bitcoin prices have historically increased around halving events (a process designed to control the overall supply and reduce the risk of inflation in bitcoin, which uses a proof-of-work consensus algorithm and results in the mining reward being cut in half) there is no guarantee that the price change will be favorable or would compensate for the reduction in mining rewards. If a corresponding and proportionate increase in the price of Bitcoin does not follow future halving events, the revenue RIOT earns from its bitcoin mining operations would see a decrease, which could have a material adverse effect on RIOT’s results of operations and financial condition.

GraniteShares 2x Short HUT Daily ETF | Hash Rate and Difficulty [Member]
Prospectus [Line Items]
Risk [Text Block]

Hash Rate and Difficulty. As demand for bitcoin has increased, the global network hash rate (i.e., the aggregate amount of computing power devoted to supporting the bitcoin blockchain at a given time) has increased rapidly, and as greater adoption of bitcoin occurs, it is expected that demand for new bitcoin will likewise increase as more mining companies are drawn into the industry by this increased demand. Further, as a greater number of increasingly powerful miners have been deployed, the network difficulty for bitcoin has consequently also increased. A high difficulty means that more computing power will be required in order to solve a block and earn a new bitcoin reward, which, in turn, makes the bitcoin network more secure by limiting the possibility of one miner or mining pool gaining control of the network. Therefore, as new and existing miners deploy additional hash rate, the global network hash rate will continue to increase, meaning a miner’s share of the global network hash rate (and therefore its chance of earning bitcoin rewards) will decline if it fails to deploy additional hash rate at pace with the industry. If an effort to grow the hash rate, results in the inability to complete planned expansions on schedule and within anticipated cost estimates, deployment of newly purchased miners may be delayed, which could affect its competitiveness and results of operation, which could have a material adverse effect on the Underlying Stock’s financial condition and market price for its securities.

GraniteShares 2x Long IOT Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long IOT Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its products and services. The Underlying Stock faces intense competition from intensifying competition which includes well-capitalized companies operating across multiple lines of business. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long IOT Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the period from December 14, 2021, to April 30, 2026, was 67.0%. During the period observed the Underlying Stock’s highest volatility rate over this period was 89.2% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 5.2%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long IOT Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long IOT Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long IOT Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long IOT Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long IOT Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long IOT Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long IOT Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long IOT Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long IOT Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long IOT Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long IOT Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long IOT Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long IOT Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long IOT Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long IOT Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long IOT Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long IOT Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short IOT Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short IOT Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its products and services. The Underlying Stock faces intense competition from intensifying competition which includes well-capitalized companies operating across multiple lines of business. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short IOT Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the period from December 14, 2021, to April 30, 2026, was 67.0%. During the period observed the Underlying Stock’s highest volatility rate over this period was 89.2% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 5.2%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short IOT Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short IOT Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short IOT Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short IOT Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short IOT Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short IOT Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short IOT Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short IOT Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short IOT Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short IOT Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short IOT Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short IOT Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short IOT Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short IOT Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short IOT Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short IOT Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short IOT Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long IREN Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long IREN Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long IREN Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the period from November 16, 2021, to April 30, 2026, was 120.5%. During the period observed the Underlying Stock’s highest volatility rate over this period was 131.5% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 11.5%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long IREN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long IREN Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long IREN Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long IREN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long IREN Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long IREN Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long IREN Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long IREN Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long IREN Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long IREN Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long IREN Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long IREN Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long IREN Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
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Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long IREN Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long IREN Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long IREN Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long IREN Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short IREN Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short IREN Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short IREN Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the period from November 16, 2021, to April 30, 2026, was 120.5%. During the period observed the Underlying Stock’s highest volatility rate over this period was 131.5% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 11.5%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short IREN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short IREN Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short IREN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short IREN Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short IREN Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short IREN Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short IREN Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short IREN Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short IREN Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short IREN Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short IREN Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short IREN Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short IREN Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short IREN Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short IREN Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short IREN Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short IREN Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long LITE Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long LITE Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long LITE Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 59.6%. During the period observed the Underlying Stock’s highest volatility rate over this period was 76.5% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 60.9%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long LITE Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long LITE Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long LITE Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long LITE Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long LITE Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long LITE Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long LITE Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long LITE Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long LITE Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long LITE Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long LITE Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long LITE Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long LITE Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long LITE Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long LITE Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long LITE Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long LITE Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short LITE Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short LITE Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short LITE Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 59.6%. During the period observed the Underlying Stock’s highest volatility rate over this period was 76.5% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 60.9%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short LITE Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short LITE Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short LITE Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short LITE Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short LITE Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short LITE Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short LITE Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short LITE Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short LITE Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short LITE Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short LITE Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short LITE Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short LITE Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short LITE Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short LITE Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short LITE Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short LITE Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long NTAP Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long NTAP Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry and potentially rapid product obsolescence, and the ability on retaining and growing the consumer base of their respective products and services. The Underlying Stock may not be exclusively or substantially exposed to data storage-related businesses, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries or sectors. These companies may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long NTAP Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 32.2%. During the period observed the Underlying Stock’s highest volatility rate over the period was 38.1% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 10.9%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long NTAP Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long NTAP Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long NTAP Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long NTAP Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long NTAP Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long NTAP Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long NTAP Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long NTAP Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long NTAP Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long NTAP Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long NTAP Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long NTAP Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long NTAP Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long NTAP Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long NTAP Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long NTAP Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long NTAP Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short NTAP Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short NTAP Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry and potentially rapid product obsolescence, and the ability on retaining and growing the consumer base of their respective products and services. The Underlying Stock may not be exclusively or substantially exposed to data storage-related businesses, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries or sectors. These companies may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short NTAP Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 32.2%. During the period observed the Underlying Stock’s highest volatility rate over the period was 38.1% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 10.9%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short NTAP Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short NTAP Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short NTAP Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short NTAP Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short NTAP Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short NTAP Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short NTAP Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short NTAP Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short NTAP Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short NTAP Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short NTAP Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short NTAP Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short NTAP Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short NTAP Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short NTAP Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short NTAP Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short NTAP Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long PATH Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long PATH Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long PATH Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 65.1%. During the period observed the Underlying Stock’s highest volatility rate over the period was 77.1% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -32.1%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long PATH Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long PATH Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long PATH Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long PATH Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long PATH Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long PATH Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long PATH Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long PATH Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long PATH Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long PATH Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long PATH Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long PATH Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long PATH Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long PATH Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long PATH Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long PATH Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long PATH Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short PATH Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short PATH Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short PATH Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 65.1%. During the period observed the Underlying Stock’s highest volatility rate over the period was 77.1% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -32.1%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short PATH Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short PATH Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short PATH Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short PATH Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short PATH Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short PATH Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short PATH Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short PATH Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short PATH Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short PATH Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short PATH Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short PATH Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short PATH Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short PATH Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short PATH Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short PATH Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short PATH Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long PSTG Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long PSTG Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock faces intense competition and potentially rapid product obsolescence, and it depends on retaining and growing the consumer base of its respective products and services. The Underlying Stock may not be exclusively or substantially exposed to data storage-related businesses, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries or sectors. The Underlying Stock may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long PSTG Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 52.2%. During the period observed the Underlying Stock’s highest volatility rate over the period was 60.7% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 29.6%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long PSTG Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long PSTG Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long PSTG Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long PSTG Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long PSTG Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long PSTG Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long PSTG Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long PSTG Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long PSTG Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long PSTG Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long PSTG Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long PSTG Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long PSTG Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long PSTG Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long PSTG Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long PSTG Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long PSTG Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short PSTG Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short PSTG Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock faces intense competition and potentially rapid product obsolescence, and it depends on retaining and growing the consumer base of its respective products and services. The Underlying Stock may not be exclusively or substantially exposed to data storage-related businesses, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries or sectors. The Underlying Stock may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short PSTG Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 52.2%. During the period observed the Underlying Stock’s highest volatility rate over the period was 60.7% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 29.6%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short PSTG Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short PSTG Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short PSTG Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short PSTG Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short PSTG Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short PSTG Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short PSTG Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short PSTG Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short PSTG Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short PSTG Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short PSTG Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short PSTG Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short PSTG Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short PSTG Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short PSTG Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short PSTG Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short PSTG Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long QLYS Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long QLYS Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long QLYS Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 40.0%. During the period observed the Underlying Stock’s highest volatility rate over the period was 44.2% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -2.7%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long QLYS Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long QLYS Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long QLYS Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long QLYS Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long QLYS Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long QLYS Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long QLYS Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long QLYS Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long QLYS Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long QLYS Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long QLYS Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long QLYS Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long QLYS Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long QLYS Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long QLYS Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long QLYS Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long QLYS Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short QLYS Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short QLYS Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Short QLYS Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 40.0%. During the period observed the Underlying Stock’s highest volatility rate over the period was 44.2% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -2.7%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short QLYS Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short QLYS Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short QLYS Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short QLYS Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short QLYS Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short QLYS Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short QLYS Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short QLYS Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short QLYS Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short QLYS Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short QLYS Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short QLYS Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short QLYS Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short QLYS Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short QLYS Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short QLYS Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short QLYS Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long RKLB Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long RKLB Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock is subject to risks stemming from their reliance on government budgets and spending priorities, which can fluctuate due to political and economic pressures. The Underlying Stock operates in highly competitive markets and may face challenges from both domestic and international competitors. The aerospace and defense industry is also affected by geopolitical tensions, trade policies, and regulatory changes that can impact market access and operational efficiency. Aerospace and defense companies typically rely on complex supply chains for specialized components and materials. Disruptions in these supply chains, whether due to shortages, price increases, or geopolitical factors, can significantly affect production and profitability. Additionally, technological advancements are critical for maintaining competitiveness in this sector, but the high cost and uncertain outcomes of research and development efforts may pose financial risks. The Underlying Stock faces heightened cybersecurity risks due to the sensitive nature of their technologies, and breaches can lead to operational disruptions, reputational damage, and regulatory scrutiny. Long-term fixed-cost contracts, which are common in this sector, may expose companies to financial losses if costs exceed estimates. Furthermore, environmental and safety regulations, as well as export controls, tariffs, and trade restrictions, impose significant compliance costs and may limit market opportunities. The aerospace and defense industry is inherently cyclical and influenced by global political and economic developments, which can contribute to earnings volatility and investment risks. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long RKLB Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 78.7%. During the period observed the Underlying Stock’s highest volatility rate over this period was 91.3% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 51.2%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long RKLB Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long RKLB Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long RKLB Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long RKLB Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long RKLB Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long RKLB Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long RKLB Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long RKLB Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long RKLB Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long RKLB Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long RKLB Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long RKLB Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long RKLB Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long RKLB Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long RKLB Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long RKLB Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long RKLB Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short RKLB Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short RKLB Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock is subject to risks stemming from their reliance on government budgets and spending priorities, which can fluctuate due to political and economic pressures. The Underlying Stock operates in highly competitive markets and may face challenges from both domestic and international competitors. The aerospace and defense industry is also affected by geopolitical tensions, trade policies, and regulatory changes that can impact market access and operational efficiency. Aerospace and defense companies typically rely on complex supply chains for specialized components and materials. Disruptions in these supply chains, whether due to shortages, price increases, or geopolitical factors, can significantly affect production and profitability. Additionally, technological advancements are critical for maintaining competitiveness in this sector, but the high cost and uncertain outcomes of research and development efforts may pose financial risks. The Underlying Stock faces heightened cybersecurity risks due to the sensitive nature of their technologies, and breaches can lead to operational disruptions, reputational damage, and regulatory scrutiny. Long-term fixed-cost contracts, which are common in this sector, may expose companies to financial losses if costs exceed estimates. Furthermore, environmental and safety regulations, as well as export controls, tariffs, and trade restrictions, impose significant compliance costs and may limit market opportunities. The aerospace and defense industry is inherently cyclical and influenced by global political and economic developments, which can contribute to earnings volatility and investment risks. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short RKLB Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 78.7%. During the period observed the Underlying Stock’s highest volatility rate over this period was 91.3% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 51.2%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short RKLB Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short RKLB Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short RKLB Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short RKLB Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short RKLB Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short RKLB Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short RKLB Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short RKLB Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short RKLB Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short RKLB Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short RKLB Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short RKLB Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short RKLB Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short RKLB Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short RKLB Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short RKLB Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short RKLB Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long SNDK Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long SNDK Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock faces intense competition and potentially rapid product obsolescence and depends on retaining and growing the consumer base of its respective products and services. The Underlying Stock may not be exclusively or substantially exposed to data storage-related businesses, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries or sectors. The Underlying Stock may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long SNDK Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the period from February 2, 2013, to April 30, 2026, was 101.22%. During the period observed the Underlying Stock’s highest volatility rate over the period was 103.0% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 0.7%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long SNDK Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long SNDK Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long SNDK Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long SNDK Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long SNDK Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long SNDK Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long SNDK Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long SNDK Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long SNDK Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long SNDK Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long SNDK Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long SNDK Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long SNDK Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long SNDK Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long SNDK Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long SNDK Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long SNDK Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short SNDK Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short SNDK Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock faces intense competition and potentially rapid product obsolescence and depends on retaining and growing the consumer base of its respective products and services. The Underlying Stock may not be exclusively or substantially exposed to data storage-related businesses, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries or sectors. The Underlying Stock may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short SNDK Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the period from February 2, 2013, to April 30, 2026, was 101.22%. During the period observed the Underlying Stock’s highest volatility rate over the period was 103.0% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 0.7%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short SNDK Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short SNDK Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short SNDK Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short SNDK Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short SNDK Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short SNDK Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short SNDK Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short SNDK Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short SNDK Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short SNDK Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short SNDK Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short SNDK Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short SNDK Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short SNDK Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short SNDK Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short SNDK Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short SNDK Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long SOUN Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long SOUN Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. The Underlying Stock is subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. The Underlying Stock also faces the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of the Underlying Stock and, as a result, the value of its securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, the Underlying Stock has limited operating histories. Prices of companies’ securities operating in this industry historically have been more volatile than other securities, especially over the short term. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long SOUN Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the period from April 28, 2022 to April 30, 2026, was 139.5%. During the period observed the Underlying Stock’s highest volatility rate over the period was 198.0% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 1.5%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long SOUN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long SOUN Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long SOUN Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long SOUN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long SOUN Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long SOUN Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long SOUN Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long SOUN Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long SOUN Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long SOUN Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long SOUN Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long SOUN Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long SOUN Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long SOUN Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long SOUN Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long SOUN Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long SOUN Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short SOUN Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short SOUN Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
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Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. The Underlying Stock is subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. The Underlying Stock also faces the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of the Underlying Stock and, as a result, the value of its securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, the Underlying Stock has limited operating histories. Prices of companies’ securities operating in this industry historically have been more volatile than other securities, especially over the short term. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short SOUN Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
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Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the period from April 28, 2022 to April 30, 2026, was 139.5%. During the period observed the Underlying Stock’s highest volatility rate over the period was 198.0% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 1.5%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short SOUN Daily ETF | Correlation Risk [Member]
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Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short SOUN Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
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Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short SOUN Daily ETF | Derivatives Risk [Member]
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Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short SOUN Daily ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short SOUN Daily ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short SOUN Daily ETF | Management Risk [Member]
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Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short SOUN Daily ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short SOUN Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short SOUN Daily ETF | Swap Risk [Member]
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Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short SOUN Daily ETF | Options Contracts Risk [Member]
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Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short SOUN Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short SOUN Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short SOUN Daily ETF | Tracking Error Risk [Member]
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Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short SOUN Daily ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short SOUN Daily ETF | US Treasury Risk [Member]
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US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short SOUN Daily ETF | Tax Risk [Member]
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Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short SOUN Daily ETF | Short Sale Exposure Risk [Member]
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Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long STX Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long STX Daily ETF | Underlying Stock Risk [Member]
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Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock faces intense competition and potentially rapid product obsolescence and depends on retaining and growing the consumer base of its respective products and services. The Underlying Stock may not be exclusively or substantially exposed to data storage-related businesses, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries or sectors. The Underlying Stock may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long STX Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
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Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 45.2%. During the period observed the Underlying Stock’s highest volatility rate over this period was 53.4% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 71.3%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long STX Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long STX Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long STX Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long STX Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long STX Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long STX Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long STX Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long STX Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long STX Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long STX Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long STX Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long STX Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long STX Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long STX Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long STX Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long STX Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long STX Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short STX Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short STX Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock faces intense competition and potentially rapid product obsolescence and depends on retaining and growing the consumer base of its respective products and services. The Underlying Stock may not be exclusively or substantially exposed to data storage-related businesses, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries or sectors. The Underlying Stock may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short STX Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 45.2%. During the period observed the Underlying Stock’s highest volatility rate over this period was 53.4% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 71.3%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short STX Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short STX Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short STX Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short STX Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short STX Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short STX Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short STX Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short STX Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short STX Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short STX Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short STX Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short STX Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short STX Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short STX Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short STX Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short STX Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short STX Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long TDC Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long TDC Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long TDC Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 46.7%. During the period observed the Underlying Stock’s highest volatility rate over the period was 52.7% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -14.5%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long TDC Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long TDC Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long TDC Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long TDC Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long TDC Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long TDC Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long TDC Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long TDC Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long TDC Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long TDC Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long TDC Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long TDC Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long TDC Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long TDC Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long TDC Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long TDC Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long TDC Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short TDC Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short TDC Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in a rapidly changing and highly competitive industry. Returns depend in part on the Underlying Stock’s ability to develop, enhance, and commercialize its data and artificial intelligence platforms and expand customer adoption. The Underlying Stock faces intense competition from large cloud service providers and enterprise software companies, many of which offer competing or integrated solutions. The Underlying Stock relies on third-party cloud infrastructure, and disruptions, pricing changes, or strategic shifts by providers could adversely affect its business. The Underlying Stock’s platforms are complex, and product failures, security vulnerabilities, or implementation challenges could result in customer loss or reputational harm. The Underlying Stock may not sustain its growth rate or achieve profitability due to continued investment requirements and macroeconomic conditions. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Short TDC Daily ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended April 30, 2026, was 46.7%. During the period observed the Underlying Stock’s highest volatility rate over the period was 52.7% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -14.5%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short TDC Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short TDC Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short TDC Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short TDC Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short TDC Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short TDC Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short TDC Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short TDC Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short TDC Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short TDC Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short TDC Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short TDC Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short TDC Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short TDC Daily ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short TDC Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short TDC Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short TDC Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.